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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

 1.     Name and address of issuer:    1838 Investment Advisors Funds
                                       Five Radnor Corporate Center
                                       Suite 320
                                       100 Matsonford Road
                                       Radnor, PA  19087

 2. The name of each series or class of securities for which this Form is filed: (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
        classes):             [ X ]

 3.     Investment Company Act File Number:        811-8902

        Securities Act File Number:                33-87298

 4(a).  Last day of fiscal year for which this Form is filed: October 31, 1998
                                                              ----------------

 4(b).  Check box if this Form is being filed late (i.e., more than 90 days
        after the end of the issuer's fiscal year).    [   ]

 4(c).  Check if this is the last time the issuer will be filing this
        Form.                                          [   ]

 5.     Calculation of registration fee:

        (i) Aggregate sale price of securities sold during the
            fiscal year pursuant to section 24(f):                 $ 76,277,489
                                                                 --------------
       (ii) Aggregate price of securities
            redeemed or repurchased during
            the fiscal year:                  $   11,807,017
                                              --------------
      (iii) Aggregate price of securities
            redeemed or repurchased during
            any prior fiscal year ending no
            earlier than October 11, 1995
            that were not previously used to
            reduce registration fees payable
            to the Commission:                $            0
                                              --------------
       (iv) Total available redemption
            credits (add items 5(ii) and
            5(iii))                                              - $ 11,807,017
                                                                 --------------
        (v) Net sales -- if Item 5(i) is
            greater than Item 5(iv)
            subtract Item 5(iv) from Item 5(i)):                   $ 64,470,472
                                                                 --------------
       (vi)  Redemption credits available for
             use in future years. If Item
             5(i) is less than Item 5(iv)
             subtract Item 5(iv) from
             Item 5(i)                        $            0
                                              --------------

      (vii)  Multiplier for determining
             registration fee (See Instruction
             C.9):                                                      .000278
                                                                 --------------
     (viii)  Registration fee due (multiply Item
             5(v) by Item 5(vii) enter "0" if
             no fee is due):                                      $   17,922.79
                                                                 ==============
 6.        Prepaid Shares

           If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24c-2 as in effect before (effective date of recission of rule 24e-2), then report the amount of securities (number of shares or other units) deducted here:
                                                             ----------

           If there is a number of shares or other units that were registered pursuant to rule 24c-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
                                                                ----------
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 7.        Interest due -- if this Form is being filed more
           than 90 days after the end of the issuer's fiscal
           year:                                                  $          0
                                                                 --------------


 8.        Total of the amount of the registration fee due
           plus any interest due [line 5(viii) plus line 7]:      $   17,922.79
                                                                 ==============

 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

           CIK Number designated to receive payment:   0000933996
                                                       ----------

                   Method of Delivery:
                                  [x]  Wire Transfer
                                  [ ]  Mail or other means



                                 SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By



          -----------------------------
          Signature


          Anna M. Bencrowsky
          -----------------------------
          Name

          Vice President
          -----------------------------
          Title



Date:
       -----------------

* Please print the name and title of the signing officer below the signature.